Employee Benefit Plan (Changes in Accumulated Postretirement Benefits Obligations) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Interest Cost			$ 27	$ 32	$ 34
Total Recognized in Net Postretirement Benefit Expense and Other Comprehensive Income	0	0
Postretirement Benefit Costs [Member]
Defined Benefit Plan Disclosure [Line Items]
Service Cost			35	28
Interest Cost			24	25
Net Postretirement Benefit Expense			59	53
Net Gain During Period Recognized in Other Comprehensive Income			0	0
Total Recognized in Net Postretirement Benefit Expense and Other Comprehensive Income			$ 59	$ 53